VIA EDGAR

September 30, 2024

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
File No. 811-05563

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), the above referenced separate account, a unit investment trust registered under the 1940 Act, has sent to its policy owners, the semi-annual reports dated June 30, 2024, for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1(b) under the 1940 Act.

Pursuant to Rule 30d-1 under the 1940 Act, the management investment companies listed below filed semi-annual reports with the Commission via EDGAR and are incorporated by reference herein.

Investment Company	1940 Act Registration No.	CIK No.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452	0000896435
American Century Variable Portfolios, Inc.	811-05188	0000814680
American Funds Insurance Series	811-03857	0000729528
BlackRock Variable Series Funds, Inc.	811-03290	0000355916
BNY Mellon Variable Investment Fund	811-05125	0000813383
Fidelity Variable Insurance Products Funds	811-05361	0000823535
Franklin Templeton Variable Insurance Products Trust	811-05583	0000837274
Janus Aspen Series	811-07736	0000906185
Lazard Retirement Series, Inc.	811-08071	0001033669
Legg Mason Partners Variable Equity Trust	811-21128	0001176343
Legg Mason Partners Variable Income Trust	811-06310	0000874835
Lord Abbett Series Fund, Inc.	811-05876	0000855396
M Fund, Inc.	811-09082	0000948258
MFS Variable Insurance Trust	811-08326	0000918571
MFS Variable Insurance Trust II	811-03732	0000719269
MFS Variable Insurance Trust III	811-08879	0001065698
Neuberger Berman Advisers Management Trust	811-04255	0000736913
Pacific Select Fund	811-05141	0000813900
PIMCO Variable Insurance Trust	811-08399	0001047304
Royce Capital Fund	811-07537	0001006387
State Street Variable Insurance Series Funds, Inc.	811-04041	0000746687
T. Rowe Price Equity Series, Inc.	811-07143	0000918294
Van Eck VIP Trust	811-05083	0000811976
Vanguard Variable Insurance Fund	811-05962	0000857490

Some of the management investment companies listed above may not be available under every policy offered by the separate account.

Sincerely,

/s/ Alison Ryan
Alison Ryan
AVP & Managing Assistant General Counsel II
Pacific Life Insurance Company